Equity based compensation - Awards Outstanding (Details) - Vermilion incentive plan - EquityInstruments EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Equity Based Compensation
Opening balance	5,503	6,405
Granted	1,694	1,108
Vested	(2,476)	(1,733)
Forfeited	(243)	(277)
Closing balance	4,478	5,503